Principal Accounting Policies - Summary of the Disaggregated Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 8,436,159	$ 1,188,210	¥ 6,733,644	¥ 4,657,019
Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	7,048,830		5,656,651	3,946,882
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	1,387,329		1,076,993	710,137
Transferred at Point in Time [Member] | Freight Brokerage [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	3,916,409		3,360,313	2,497,779
Transferred at Point in Time [Member] | Transaction Commission [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	2,203,068		1,443,958	696,072
Transferred at Point in Time [Member] | Other Value Added Services [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	385,437		280,637	190,051
Transferred over Time [Member] | Freight Listings [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	929,353		852,380	753,031
Transferred over Time [Member] | Credit Solutions [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 1,001,892		¥ 796,356	¥ 520,086